NATIONWIDE®

VARIABLE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–2750–12/05

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

American Century VP – Balanced Fund – Class I (ACVPBal) 9,056 shares (cost $59,093)	$67,917

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 47,974 shares (cost $386,537)	448,552

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 14,706 shares (cost $414,688)	467,942

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 58,851 shares (cost $1,336,973)	1,500,112

Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 7,145 shares (cost $86,131)	82,456

Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 223,714 shares (cost $223,714)	223,714

Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 46,847 shares (cost $496,453)	555,140

Neuberger Berman AMT – Balanced Portfolio® – I Class (NBAMTBal) 40,794 shares (cost $397,379)	425,076

Total investments	3,770,909

Accounts receivable	1,610

Total assets	3,772,519

Accounts payable	–

Contract owners’ equity (note 4)	$3,772,519

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	ACVPBal	ACVPCapAp	DryStklx	FidVIPEI	GVITGvtBd	GVITMyMkt	GVITNWFund
Reinvested dividends	$55,024	1,387	–	8,490	25,379	4,210	6,083	5,499
Mortality and expense risk charges (note 2)	(52,664)	(958)	(6,457)	(7,056)	(20,060)	(1,577)	(3,011)	(8,117)

Net investment income (loss)	2,360	429	(6,457)	1,434	5,319	2,633	3,072	(2,618)

Proceeds from mutual fund shares sold	1,074,941	22,262	171,446	167,413	244,077	58,359	198,744	167,867
Cost of mutual fund shares sold	(1,165,006)	(19,995)	(200,408)	(202,901)	(243,417)	(60,049)	(198,744)	(170,955)

Realized gain (loss) on investments	(90,065)	2,267	(28,962)	(35,488)	660	(1,690)	–	(3,088)
Change in unrealized gain (loss) on investments	279,012	(284)	126,941	49,879	3,110	908	–	41,866

Net gain (loss) on investments	188,947	1,983	97,979	14,391	3,770	(782)	–	38,778

Reinvested capital gains	56,028	29	–	–	55,772	227	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$247,335	2,441	91,522	15,825	64,861	2,078	3,072	36,160

Investment activity:	NBAMTBal
Reinvested dividends	$3,976
Mortality and expense risk charges (note 2)	(5,428)

Net investment income (loss)	(1,452)

Proceeds from mutual fund shares sold	44,773
Cost of mutual fund shares sold	(68,537)

Realized gain (loss) on investments	(23,764)
Change in unrealized gain (loss) on investments	56,592

Net gain (loss) on investments	32,828

Reinvested capital gains	–

Net increase (decrease) in contract owners’ equity resulting from operations	$31,376

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		ACVPBal		ACVPCapAp		DryStkIx
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,360	5,796	429	734	(6,457)	(6,628)	1,434	2,858
Realized gain (loss) on investments	(90,065)	(220,072)	2,267	1,958	(28,962)	(91,083)	(35,488)	(44,646)
Change in unrealized gain (loss) on investments	279,012	535,346	(284)	4,279	126,941	128,237	49,879	96,444
Reinvested capital gains	56,028	9,287	29	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	247,335	330,357	2,441	6,971	91,522	30,526	15,825	54,656

Equity transactions:
Purchase payments received from contract owners (note 3)	79,271	157,563	1,975	4,984	8,768	10,397	5,879	31,306
Transfers between funds	–	–	9,410	154	(56,650)	(1,013)	(70,585)	–
Redemptions (note 3)	(820,603)	(799,881)	(22,079)	(43,795)	(109,679)	(65,198)	(89,469)	(162,217)
Annuity benefits	(5,101)	(4,883)	–	–	(975)	(883)	(817)	(790)
Annual contract maintenance charges (note 2)	(6,138)	(7,063)	(155)	(202)	(519)	(697)	(678)	(890)
Contingent deferred sales charges (note 2)	(6,365)	(13,536)	(275)	(951)	(299)	(821)	(1,401)	(3,642)
Adjustments to maintain reserves	1,879	2,182	(10)	(3)	272	316	6	(105)

Net equity transactions	(757,057)	(665,618)	(11,134)	(39,813)	(159,082)	(57,899)	(157,065)	(136,338)

Net change in contract owners’ equity	(509,722)	(335,261)	(8,693)	(32,842)	(67,560)	(27,373)	(141,240)	(81,682)
Contract owners’ equity beginning of period	4,282,241	4,617,502	76,602	109,444	516,288	543,661	609,185	690,867

Contract owners’ equity end of period	$3,772,519	4,282,241	67,909	76,602	448,728	516,288	467,945	609,185

CHANGES IN UNITS:
Beginning units	155,803	181,474	6,941	10,745	29,337	32,790	22,247	27,564

Units purchased	12,168	7,738	1,007	499	472	631	253	1,244
Units redeemed	(38,029)	(33,409)	(2,007)	(4,303)	(8,674)	(4,084)	(5,979)	(6,561)

Ending units	129,942	155,803	5,941	6,941	21,135	29,337	16,521	22,247

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPEI		GVITGvtBd		GVITMyMkt		GVITNWFund
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$5,319	4,660	2,633	6,360	3,072	(1,278)	(2,618)	(353)
Realized gain (loss) on investments	660	(2,977)	(1,690)	284	–	–	(3,088)	(30,870)
Change in unrealized gain (loss) on investments	3,110	143,762	908	(6,845)	–	–	41,866	85,236
Reinvested capital gains	55,772	6,044	227	3,243	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	64,861	151,489	2,078	3,042	3,072	(1,278)	36,160	54,013

Equity transactions:
Purchase payments received from contract owners (note 3)	49,190	34,137	155	9,550	2,930	25,114	4,202	31,661
Transfers between funds	3,852	155	–	155	189,908	(618)	(70,857)	154
Redemptions (note 3)	(227,822)	(201,151)	(55,501)	(42,521)	(195,018)	(88,024)	(89,435)	(158,757)
Annuity benefits	(1,266)	(1,217)	(608)	(615)	–	–	–	–
Annual contract maintenance charges (note 2)	(2,058)	(2,257)	(228)	(231)	(1,030)	(1,118)	(1,042)	(1,216)
Contingent deferred sales charges (note 2)	(514)	(2,475)	(513)	(1,065)	(2,031)	(2,276)	(995)	(2,247)
Adjustments to maintain reserves	386	599	567	702	11	(16)	25	94

Net equity transactions	(178,232)	(172,209)	(56,128)	(34,025)	(5,230)	(66,938)	(158,102)	(130,311)

Net change in contract owners’ equity	(113,371)	(20,720)	(54,050)	(30,983)	(2,158)	(68,216)	(121,942)	(76,298)
Contract owners’ equity beginning of period	1,613,806	1,634,526	137,015	167,998	225,850	294,066	677,212	753,510

Contract owners’ equity end of period	$1,500,435	1,613,806	82,965	137,015	223,692	225,850	555,270	677,212

CHANGES IN UNITS:
Beginning units	58,078	64,742	3,072	3,839	9,412	12,191	7,428	8,955

Units purchased	1,913	1,337	3	222	7,999	1,878	45	375
Units redeemed	(8,304)	(8,001)	(1,250)	(989)	(8,212)	(4,657)	(1,728)	(1,902)

Ending units	51,687	58,078	1,825	3,072	9,199	9,412	5,745	7,428

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTBal
Investment activity:	2005	2004
Net investment income (loss)	$(1,452)	(557)
Realized gain (loss) on investments	(23,764)	(52,738)
Change in unrealized gain (loss) on investments	56,592	84,233
Reinvested capital gains	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	31,376	30,938

Equity transactions:
Purchase payments received from contract owners (note 3)	6,172	10,414
Transfers between funds	(5,078)	1,013
Redemptions (note 3)	(31,600)	(38,218)
Annuity benefits	(1,435)	(1,378)
Annual contract maintenance charges (note 2)	(428)	(452)
Contingent deferred sales charges (note 2)	(337)	(59)
Adjustments to maintain reserves	622	595

Net equity transactions	(32,084)	(28,085)

Net change in contract owners’ equity	(708)	2,853
Contract owners’ equity beginning of period	426,283	423,430

Contract owners’ equity end of period	$425,575	426,283

CHANGES IN UNITS:
Beginning units	19,288	20,648

Units purchased	476	1,552
Units redeemed	(1,875)	(2,912)

Ending units	17,889	19,288

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);

Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Balanced Portfolio® – I Class (NBAMTBal)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.05%, respectively.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $61,752 and $128,441, respectively, and total transfers from the Account to the fixed account were $47,379 and $130,880, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of December 31 for the year indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Balanced Fund – Class I
2005	1.30%	5,941	$11.430683	$67,909	1.92%	3.57%
2004	1.30%	6,941	11.036175	76,602	1.95%	8.35%
2003	1.30%	10,745	10.185550	109,444	1.37%	17.91%
2002	1.30%	21,919	8.638585	189,349	2.77%	-10.73%
2001	1.30%	28,212	9.677376	273,018	2.81%	-4.80%

American Century VP – Capital Appreciation Fund – Class I
2005	1.30%	21,135	21.022816	444,317	0.00%	20.48%
2004	1.30%	29,337	17.448933	511,900	0.00%	6.19%
2003	1.30%	32,790	16.432489	538,821	0.00%	18.91%
2002	1.30%	36,543	13.819339	505,000	0.00%	-22.23%
2001	1.30%	39,761	17.768711	706,502	0.00%	-29.01%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	1.30%	16,521	28.065915	463,677	1.58%	3.33%
2004	1.30%	22,247	27.160283	604,235	1.68%	9.20%
2003	1.30%	27,564	24.871495	685,558	1.27%	26.70%
2002	1.30%	39,854	19.630772	782,365	1.23%	-23.37%
2001	1.30%	56,265	25.618669	1,441,434	1.03%	-13.33%

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	1.30%	51,687	28.937089	1,495,671	1.63%	4.49%
2004	1.30%	58,078	27.692797	1,608,342	1.56%	10.08%
2003	1.30%	64,742	25.156955	1,628,712	1.74%	28.64%
2002	1.30%	83,365	19.556483	1,630,326	1.84%	-18.03%
2001	1.30%	95,388	23.857464	2,275,716	1.92%	-6.20%

Gartmore GVIT Government Bond Fund – Class I
Tax qualified
2005	1.30%	1,693	45.458911	76,962	3.83%	1.92%
2004	1.30%	2,903	44.600457	129,475	5.45%	1.92%
2003	1.30%	3,666	43.760351	160,425	3.65%	0.67%
2002	1.30%	6,247	43.467280	271,540	4.25%	9.54%
2001	1.30%	5,816	39.681226	230,786	4.63%	5.85%
Non-tax qualified
2005	1.30%	132	45.475702	6,003	3.83%	1.92%
2004	1.30%	169	44.616924	7,540	5.45%	1.92%
2003	1.30%	173	43.776516	7,573	3.65%	0.67%
2002	1.30%	188	43.483340	8,175	4.25%	9.54%
2001	1.30%	245	39.695887	9,725	4.63%	5.85%

Gartmore GVIT Money Market Fund – Class I
Tax qualified
2005	1.30%	9,173	24.310982	223,005	2.71%	1.34%
2004	1.30%	9,386	23.990230	225,172	0.74%	-0.50%
2003	1.30%	12,127	24.110582	292,389	0.58%	-0.68%
2002	1.30%	15,652	24.276265	379,972	1.11%	-0.10%
2001	1.30%	11,467	24.301609	278,667	3.96%	2.25%
Non-tax qualified
2005	1.30%	26	26.414319	687	2.71%	1.34%
2004	1.30%	26	26.065818	678	0.74%	-0.50%
2003	1.30%	64	26.196581	1,677	0.58%	-0.68%
2002	1.30%	37	26.376600	976	1.11%	-0.10%
2001	1.30%	38	26.404135	1,003	3.96%	2.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Nationwide® Fund – Class I
Tax qualified
2005	1.30%	5,280	$96.878249	$511,517	0.89%	6.05%
2004	1.30%	6,913	91.352418	631,519	1.22%	8.32%
2003	1.30%	8,261	84.332018	696,667	0.55%	25.86%
2002	1.30%	10,712	67.006421	717,773	0.83%	-18.43%
2001	1.30%	11,739	82.145061	964,301	0.71%	-12.97%
Non-tax qualified
2005	1.30%	465	94.091731	43,753	0.89%	6.05%
2004	1.30%	515	88.724843	45,693	1.22%	8.32%
2003	1.30%	694	81.906372	56,843	0.55%	25.86%
2002	1.30%	2,686	65.079111	174,802	0.83%	-18.43%
2001	1.30%	2,737	79.782323	218,364	0.71%	-12.97%

Neuberger Berman AMT – Balanced Portfolio® – I Class
2005	1.30%	17,889	23.542486	421,151	0.93%	7.77%
2004	1.30%	19,288	21.845873	421,364	1.16%	7.89%
2003	1.30%	20,648	20.248421	418,089	1.71%	14.77%
2002	1.30%	25,343	17.643073	447,128	2.44%	-18.23%
2001	1.30%	26,755	21.576158	577,270	1.94%	-14.49%

2005 Reserves for annuity contracts in payout phase:				17,867

2005 Contract owners’ equity				$3,772,519

2004 Reserves for annuity contracts in payout phase:				19,721

2004 Contract owners’ equity				$4,282,241

2003 Reserves for annuity contracts in payout phase:				21,304

2003 Contract owners’ equity				$4,617,502

2002 Reserves for annuity contracts in payout phase:				24,286

2002 Contract owners’ equity				$5,131,692

2001 Reserves for annuity contracts in payout phase:				38,135

2001 Contract owners’ equity				$7,014,921

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

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